DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details)	12 Months Ended
Dec. 31, 2013
Description of Business and Basis of Presentation
Number of reportable segments	3
Subsequent Event [Member]
Description of Business and Basis of Presentation
Percentage of outstanding TWC shares that will be cancelled upon merging with Comcast	100.00%
Number of Comcast Class A common shares that will be received per issued and outstanding TWC common share cancelled upon the merger with Comcast	2.875